Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash	$ 3,894	$ 3,753	[1]
Restricted deposits	408	368
Trade receivables	1,816	1,313
Other receivables	570	215
Financial assets	6,354	5,649
Financial liabilities at amortized cost	11,256	4,731
Total net financial assets (liabilities)	(4,902)	918
NIS [Member]
Statement Line Items [Line Items]
Cash	348	583
Restricted deposits	(377)	347
Trade receivables
Other receivables	10	10
Financial assets	735	940
Financial liabilities at amortized cost	4,503	2,850
Total net financial assets (liabilities)	(3,768)	(1,910)
Linked to the US dollar [Member]
Statement Line Items [Line Items]
Cash	3,536	3,169
Restricted deposits	31	21
Trade receivables	1,586	1,079
Other receivables	226	205
Financial assets	5,379	4,474
Financial liabilities at amortized cost	6,740	1,880
Total net financial assets (liabilities)	(1,361)	2,594
Linked to the EURO and Other [Member]
Statement Line Items [Line Items]
Cash	10	1
Restricted deposits
Trade receivables	230	234
Other receivables
Financial assets	240	235
Financial liabilities at amortized cost	13	1
Total net financial assets (liabilities)	$ 227	$ 234

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.